Subsequent Events (Secured Lines of Credit) (Details) - USD ($)													2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	May 16, 2016	Mar. 29, 2016	Nov. 25, 2015	Oct. 30, 2015	Oct. 13, 2015	Sep. 29, 2015	Sep. 15, 2015	Aug. 31, 2015	Jul. 31, 2015	Jul. 01, 2015	Jun. 24, 2015	Jun. 11, 2015	May 16, 2016	Sep. 30, 2015	Nov. 25, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Apr. 29, 2016	Dec. 23, 2015	Dec. 04, 2015	Dec. 03, 2015	Sep. 21, 2015
Subsequent Event [Line Items]
Stated interest rate (as a percent)																					12.00%
Proceeds from loans																$ 9,688,000	$ 31,150,000	$ 35,975,000	$ 27,500,000
Principal outstanding																26,882,000		24,091,000	15,000,000
Line of Credit | Line of Credit Grid Note
Subsequent Event [Line Items]
Current borrowing capacity												$ 10,000,000				10,000,000		10,000,000
Stated interest rate (as a percent)												12.00%
Proceeds from lines of credit			$ 1,000,000	$ 600,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 2,000,000	$ 1,000,000		$ 2,000,000	$ 1,000,000			$ 10,100,000
Repayments of lines of credit										$ 1,425,000
Principal outstanding																4,563,000		3,000,000	$ 0			$ 4,563,000	$ 8,675,000
Line of Credit | Line of Credit Grid Note | Subsequent Event
Subsequent Event [Line Items]
Proceeds from lines of credit							$ 1,000,000	$ 2,000,000	$ 1,000,000
Repayments of lines of credit														$ 1,425,000
Principal outstanding																								$ 5,575,000
Line of Credit | Secured Revolving Line of Credit
Subsequent Event [Line Items]
Current borrowing capacity		$ 500,000														500,000
Proceeds from loans		$ 88,000
Principal outstanding																88,000		0
Line of Credit | Secured Revolving Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Proceeds from loans													$ 412,000
Line of Credit | Secured Revolving Loan
Subsequent Event [Line Items]
Principal outstanding																$ 1,500,000		$ 0
Line of Credit | Secured Revolving Loan | Subsequent Event
Subsequent Event [Line Items]
Current borrowing capacity																				$ 500,000
Stated interest rate (as a percent)																				12.00%
Proceeds from loans													500,000
Line of Credit | Secured Revolving Line of Credit with SIC VI Entered into May 16, 2016 [Member] | Subsequent Event
Subsequent Event [Line Items]
Current borrowing capacity	$ 500,000												$ 500,000
Proceeds from loans	$ 355,000